Note 4 - Estimated Fair Value of the Company's Financial Instruments (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents, fair value	$ 22,127,000	$ 23,750,000
Available-for-sale Securities	5,000	5,000
Available for sale, fair value	5,000	5,000
Bank-owned life insurance	13,337,000	13,141,000
Bank-owned life insurance, fair value	13,337,000	13,141,000
Federal Home Loan Bank stock	1,887,000	1,887,000
Federal Home Loan Bank stock, fair value	1,887,000	1,887,000
Accrued interest receivable	2,328,000	2,387,000
Accrued interest receivable, fair value	2,328,000	2,387,000
Deposits, fair value	445,016,000	433,226,000
Short-term borrowings, fair value	42,255,000	35,825,000
Accrued interest payable	394,000	395,000
Accrued interest payable, fair value	394,000	395,000
Fair Value, Inputs, Level 2 [Member]
Available-for-sale Securities	129,290,000	146,515,000
Available for sale, fair value	129,290,000	146,515,000
Loans held for sale, fair value	496,000	1,107,000
Fair Value, Inputs, Level 3 [Member]
Available-for-sale Securities	0	0
Available for sale, fair value	0	0
Net loans, fair value	581,353,000	534,021,000
Deposits, fair value	185,613,000	191,747,000
Other borrowings, fair value	10,003,000	10,063,000
Cash and cash equivalents	22,127,000	23,750,000	$ 22,651,000	$ 25,639,000
Cash and cash equivalents, fair value	22,127,000	23,750,000
Available-for-sale Securities	129,295,000	146,520,000
Available for sale, fair value	129,295,000	146,520,000
Loans held for sale	496,000	1,107,000
Loans held for sale, fair value	496,000	1,107,000
Net loans	573,350,000	527,325,000
Net loans, fair value	581,353,000	534,021,000
Bank-owned life insurance	13,337,000	13,141,000
Bank-owned life insurance, fair value	13,337,000	13,141,000
Federal Home Loan Bank stock	1,887,000	1,887,000
Federal Home Loan Bank stock, fair value	1,887,000	1,887,000
Accrued interest receivable	2,328,000	2,387,000
Accrued interest receivable, fair value	2,328,000	2,387,000
Deposits	628,040,000	624,447,000
Deposits, fair value	630,629,000	624,973,000
Short-term borrowings	42,255,000	35,825,000
Short-term borrowings, fair value	42,255,000	35,825,000
Other borrowings	9,825,000	9,939,000
Other borrowings, fair value	10,003,000	10,063,000
Accrued interest payable	394,000	395,000
Accrued interest payable, fair value	$ 394,000	$ 395,000